Reinsurance - Summary of Reconciliation of Incurred and Paid Loss by Loss Adjustment Expense Development to Gross Loss and Loss Expense Reserve (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ in Millions
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Loss — net of reinsurance		$ 12.5
LAE — net of reinsurance		0.5
Reinsurance recoverables on unpaid loss	$ 168.1	92.1	$ 0.0	$ 0.0
Gross loss and LAE reserves	$ 195.2	$ 105.1	$ 1.9	$ 0.0